Document and Entity Information	Oct. 26, 2026
Cover [Abstract]
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	DATA I/O CORP
Amendment Flag	false
Entity Central Index Key	0000351998
Document Type	8-K
Entity Incorporation State Country Code	WA
Entity File Number	0-10394
Entity Tax Identification Number	91-0864123
Entity Address, Address Line One	6645 185th Ave. N.E.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052
City Area Code	425
Local Phone Number	881-6444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false